Inventories, net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories, net
8. Inventories, net
An analysis of inventories at December 31, 2020 and 2021 is as follows:

	2020	2021
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.33,763,086	Ps. 26,131,521
Less: Reserve for obsolete and slow-moving inventories	(3,385,647)	(1,946,211)

Total	Ps.30,377,439	Ps. 24,185,310

For the years ended December 31, 2019, 2020 and 2021, the cost of inventories recognized in cost of sales was Ps.

128,559,826, Ps.

114,711,857
and
Ps.

122,220,495
respectively
.